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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21105


                         Pioneer Emerging Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2003 through September 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

                                     PIONEER
                                  ------------
                                    EMERGING
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                    9/30/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               4

Schedule of Investments                       7

Financial Statements                         14

Notes to Financial Statements                18

Trustees, Officers and Service Providers     23

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/03
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
The stock market rally that began last spring     ------------------------------
extended into late summer as signs of an          Pioneer's new president
economic recovery accumulated. Gross domestic
product, a tally of all goods and services        Osbert Hood was recently named
produced in the United States, expanded, thanks   Chief Executive Officer and
to increased personal consumption, housing and    President of Pioneer
business spending, low short-term interest        Investments U.S.A. Chief
rates and lower taxes on individuals. While       Operating Officer and a key
broader market indicators managed small gains,    member of the senior
the NASDAQ Composite rose sharply in the third    management committee, joined
quarter as investors Mr. Hood, formerly           Pioneer in 2000 from John
Pioneer's sensed that companies might soon        Hancock Financial Services,
boost technology outlays. September's dip in      where he had held senior
consumer expectations linked to slow job          financial positions. "I am
creation, plus cutbacks in OPEC oil production,   excited and honored to have
drove markets off their highest levels. Inves-    the opportunity to lead
tors also kept an eye on the news, as U.S.        Pioneer as it continues to
troops came under daily fire in Iraq and          grow," Mr. Hood said. "As CEO
tensions elsewhere remained.                      I look forward to furthering
                                                  Pioneer's strategic goals,
As the economy appeared to strengthen,            including developing new
investors who had sought safety in U.S.           products that can meet the
Treasury issues grew less risk-averse. As a       wider needs of investors and
result, corporate bonds moved broadly higher      the advisers who serve them."
and the Treasury bond rally stalled. Some of      ------------------------------
the biggest gains were recorded among lower-rated, high-yield bonds whose issuers often depend on a strong economy to boost earnings. Bonds in emerging and developed markets also did well, as economies stabilized and currencies rose against the slumping U.S. dollar.

Stocks and bonds, bonds and stocks

Over the past few years, investor sentiment has swung from stocks to bonds and back again, from U.S. government securities to corporate and international issues. Each sector has spent time in the spotlight or backstage, delivering periods of stronger or weaker performance relative to one another.

With sectors constantly moving in and out of favor, how can you increase your chances of holding investments that are performing well? By owning several kinds of securities, not just one or two. Through a process called asset allocation, you can create an investment mix that reflects your needs, taking into account such factors as your age, your financial goals and their timing, and, of course, your comfort level where risk is concerned.

Asset allocation is only one area in which a qualified investment professional can serve you well. Ask your advisor to review how shifting markets may have affected your asset allocation recently. And if you've never thought about asset allocation before, now is the best time to start.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ OSBERT HOOD

Osbert Hood, President and Chief Executive Officer Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Data below is represented by a pie chart in the original report]

            U.S. Common Stocks                    100%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[Data below is represented by a pie chart in the original report]

            Information Technology              32.5%
            Health Care                         28.4%
            Consumer Discretionary              12.5%
            Financials                           8.2%
            Industrials                          7.7%
            Energy                               4.6%
            Consumer Staples                     3.7%
            Materials                            2.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Take-Two Interactive Software, Inc.                                  2.25%
--------------------------------------------------------------------------------
 2.   Sepracor, Inc.                                                       2.12%
--------------------------------------------------------------------------------
 3.   Chordiant Software, Inc.                                             2.06%
--------------------------------------------------------------------------------
 4.   Pediatrix Medical Group, Inc.                                        2.03%
--------------------------------------------------------------------------------
 5.   Chico's FAS, Inc.                                                    2.02%
--------------------------------------------------------------------------------
 6.   Pharmaceutical Resources, Inc.                                       1.88%
--------------------------------------------------------------------------------
 7.   Maxim Integrated Products                                            1.74%
--------------------------------------------------------------------------------
 8.   Lexar Media, Inc.                                                    1.69%
--------------------------------------------------------------------------------
 9.   Advanced Energy Industries Inc.                                      1.66%
--------------------------------------------------------------------------------
10.   Doral Financial Corp.                                                1.55%
--------------------------------------------------------------------------------

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/03      3/31/03
                          $12.52       $9.24

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/03 - 9/30/03)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Growth Fund at public offering price, compared to that of the Russell 2500 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2003)

                  Net Asset    Public Offering
Period              Value          Price*
Life-of-Fund
(8/22/02)           22.44%         16.08%
1 Year              46.43          38.04
--------------------------------------------------------------------------------
All returns reflect investment of distributions at net asset value.

* Reflects the deduction of the maximum 5.75% sales charge at the beginning of the period.

--------------------------------------------------------------------------------
[Data below is represented by a mountain chart in the original report]

Value of $10,000 investment+

              Pioneer Emerging   Russell 2500
   Date         Growth Fund*     Growth Index
8/31/2002          $9,425           $10,000
9/30/2002          $8,593            $9,244
9/30/2003         $12,583           $13,075
--------------------------------------------------------------------------------

   The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have been lower.

+ Index comparison begins on August 30, 2002. The Russell 2500[RegTM] Growth Index contains the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values than those in the Russell 2500 Value Index. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes and fees that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/03
--------------------------------------------------------------------------------

Fueled by low interest rates, gains in consumer confidence and increased manufacturing activity, the U.S. stock market - and growth stocks in particular
- surged in the six months ended September 30, 2003. In the following interview, Eric Weigel discusses Pioneer Emerging Growth Fund's strategy and the factors that influenced performance during this period. Mr. Weigel is the Fund's day-to-day manager.

Q: How did the Fund perform over the past six months?

A: Pioneer Emerging Growth Fund's Class A shares had a total return of 35.50% at net asset value for the six months ended September 30, 2003. For the same period, the Russell 2500 Growth Index had a return of 34.95%.

Q: What factors most affected Fund performance?

A: Technology stocks made the biggest contribution. The Fund's exposure to technology was larger than that of its index, and its holdings in this sector rose more than 63% during the period. While the Fund benefited from the sector's overall performance, our stock selection, particularly in semiconductor stocks, helped even more. For example, Lexar Media, which makes "flash memory" cards for digital cameras, cell phones and other devices, gained more than 420% during the period. SanDisk, which makes similar products, gained almost 280%. Other technology companies such as Vitesse Semiconductor, Chordiant Software, and Citrix Systems also contributed to performance.

Q: Why have these companies done so well?

A: So far, this segment of the market has been driven by sales of consumer electronics: cameras, cell phones and other electronics products. On the other hand, large corporations have not significantly increased their spending on information technology. They seem to be waiting to see more signs of real economic expansion. So, until corporate spending picks up, it's consumers who are driving the semiconductor stocks.

Q: Could you talk about other stocks that helped or hurt performance?

A: Our consumer discretionary stocks also performed well. Companies where we made money included Michaels Stores, Chico's

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   FAS, and Yankee Candle. A number of these companies have done a good job of adapting to changing markets. Chico's, for example, used to have more of a Southwestern orientation. Now, they're aiming at career women who are looking for good clothes but don't want to overpay. The company's revenue growth has been phenomenal. Meanwhile, the Fund's exposure to health care was larger than that of the index, and we had some successes there. Pediatrix Medical Group, for example, was up 83%. The company provides neonatal intensive care practices and, while the stock has a history of high price volatility, we think the company's fundamentals are good. Another stock that did well was Invitrogen, which provides testing kits for biotech companies. However, a few health care holdings did underperform. Biovail, a pharmaceutical company, declined more than 6% for the period, partly because of questions about its accounting methods.

Q: How would you describe the investment environment of the past six months?

A: Extremely bullish. First, a lot of the uncertainty surrounding the market leading up to the conflict in Iraq seems to have been resolved. Also, as short-term interest rates have come down and stayed down, the competitive position of stocks to fixed-income investments has improved significantly. At the same time, economic growth seems to be coming back, and employment numbers seem to be getting a little bit better. Finally, consumer spending is holding up. The September retail numbers, which came out just after the end of the six-month period, were pretty good. So I think there has been less uncertainty in the environment, and economic growth is picking up steam. We're not at full throttle yet, but the economic climate has been good for stocks.

Q: What's the Fund's investment approach?

A: This is a fairly aggressive, very diversified fund. Its orientation is toward mid- and small-cap companies. We don't try to be close to our benchmark in terms of the Fund's exposure to different sectors. Instead, we look for somewhat undiscovered companies that we believe have the potential for above-average earnings and revenue growth. Many of these companies have some interesting technology or new markets that they're trying to enter.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/03 (continued)
--------------------------------------------------------------------------------

Q: What is your investment outlook?

A: For the rest of this year, we're fairly optimistic. We are seeing good corporate earnings reports and the economy seems to be improving. And, a lot of money is still sitting on the sidelines, waiting to be invested in the stock market. For these reasons, we would not be surprised to see stocks do well for the rest of this year. As we look a little farther ahead, we're a bit cautious. The price increases we've seen in many stocks over the past several months aren't fully supported by the earnings growth of those companies. In the third quarter, for example, corporate earnings were up about 19% compared to the same period last year. However, many stocks are up a lot more than that. So, we may see a slowdown from the market's recent impressive gains. But, right now, we remain committed to a fairly aggressive strategy.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)
--------------------------------------------------------------------------------

Shares                                                           Value
           COMMON STOCKS - 96.8%
           Energy - 4.4%
           Oil & Gas Drilling - 1.8%
   100     Camco International, Inc.*                         $  4,621
   150     ENSCO International, Inc.                             4,023
   450     Grant Prideco, Inc.*                                  4,585
   100     Weatherford International, Inc.*                      3,778
                                                              --------
                                                              $ 17,007
                                                              --------
           Oil & Gas Exploration & Production - 2.6%
    82     Devon Energy Corp.                                 $  3,952
   100     EOG Resources, Inc.                                   4,174
   100     Kerr-McGee Corp.                                      4,464
   300     Spinnaker Exploration Co.*                            7,200
   100     Talisman Energy, Inc.                                 4,744
                                                              --------
                                                              $ 24,534
                                                              --------
           Total Energy                                       $ 41,541
                                                              --------
           Materials - 2.3%
           Commodity Chemicals - 0.6%
   300     Airgas, Inc.                                       $  5,340
                                                              --------
           Diversified Metals & Mining - 1.2%
   350     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 11,585
                                                              --------
           Specialty Chemicals - 0.5%
   100     Valspar Corp.                                      $  4,665
                                                              --------
           Total Materials                                    $ 21,590
                                                              --------
           Capital Goods - 1.7%
           Aerospace & Defense - 1.3%
   250     Alliant Techsystems, Inc.*                         $ 12,013
                                                              --------
           Building Products - 0.4%
   100     Fastenal Co.                                       $  3,780
                                                              --------
           Total Capital Goods                                $ 15,793
                                                              --------
           Commercial Services & Supplies - 1.4%
           Employment Services - 1.4%
   300     Career Education Corp.*                            $ 13,590
                                                              --------
           Total Commercial Services & Supplies               $ 13,590
                                                              --------


The accompanying notes are an integral part of these financial statements.     7

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                          Value
            Transportation - 0.7%
            Air Freight & Couriers - 0.7%
   200      Expeditors International of Washington, Inc.     $  6,882
                                                             --------
            Total Transportation                             $  6,882
                                                             --------
            Consumer Durables & Apparel - 3.6%
            Apparel, Accessories & Luxury Goods - 2.5%
   200      Abercrombie & Fitch Co.*                         $  5,542
   600      Chico's FAS, Inc.*                                 18,384
                                                             --------
                                                             $ 23,926
                                                             --------
            Housewares & Specialties - 1.1%
   400      Yankee Candle Co.*                               $ 10,192
                                                             --------
            Total Consumer Durables & Apparel                $ 34,118
                                                             --------
            Hotels, Restaurants & Leisure - 2.6%
            Casinos & Gaming - 0.9%
   300      International Game Technology                    $  8,445
                                                             --------
            Restaurants - 1.7%
   200      Cheesecake Factory Inc.*                         $  7,234
   200      PF Chang's China Bistro Inc.*                       9,070
                                                             --------
                                                             $ 16,304
                                                             --------
            Total Hotels, Restaurants & Leisure              $ 24,749
                                                             --------
            Retailing - 5.8%
            Apparel Retail - 1.2%
   250      Ross Stores, Inc.                                $ 11,590
                                                             --------
            General Merchandise Stores - 1.2%
   350      99 Cents Only Stores*                            $ 11,319
                                                             --------
            Retailing - 0.8%
   301      Christopher & Banks Corp.                        $  7,182
                                                             --------
            Specialty Stores - 2.6%
   211      Michaels Stores, Inc.                            $  8,600
   250      O'Reilly Automotive, Inc.*                          9,193
   250      Williams-Sonoma, Inc.*                              6,745
                                                             --------
                                                             $ 24,538
                                                             --------
            Total Retailing                                  $ 54,629
                                                             --------


8     The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                           Value
            Food & Drug Retailing - 3.6%
            Food Retail - 3.6%
   550      Horizon Organic Holding Corp.*                   $ 13,167
   300      Panera Bread Co.*                                  12,288
   150      Whole Foods Market, Inc.*                           8,277
                                                             --------
                                                             $ 33,732
                                                             --------
            Total Food & Drug Retailing                      $ 33,732
                                                             --------
            Health Care Equipment & Supplies - 19.4%
            Health Care Distributors & Services - 7.1%
   500      AMN Healthcare Services*                         $  8,120
   250      Biovail Corp. International*                        9,288
   650      Cross Country Healthcares, Inc.*                    9,158
   100      Patterson Dental Co.*                               5,758
   150      Priority Healthcare Corp.*                          3,081
   250      Pharmaceutical Resources, Inc.*                    17,055
   250      Taro Pharmaceutical Industries Ltd.*               14,090
                                                             --------
                                                             $ 66,550
                                                             --------
            Health Care Equipment - 3.4%
   350      Cytyc Corp.*                                     $  5,264
   100      Dentsply International, Inc.                        4,484
   250      Edwards Lifesciences Group*                         6,770
   150      Respironics Inc.*                                   6,267
   150      Varian Associates, Inc.*                            8,622
                                                             --------
                                                             $ 31,407
                                                             --------
            Health Care Facilities - 1.6%
   350      Community Health Systems, Inc.*                  $  7,595
   250      Triad Hospitals, Inc.*                              7,570
                                                             --------
                                                             $ 15,165
                                                             --------
            Health Care Services - 5.4%
   550      Caremark Rx, Inc.*                               $ 12,430
   200      Cerner Corp.*                                       6,174
   200      Lincare Holdings Inc.*                              7,330
   400      Pediatrix Medical Group, Inc.*                     18,420
   100      Quest Diagnostics, Inc.*                            6,064
                                                             --------
                                                             $ 50,418
                                                             --------


The accompanying notes are an integral part of these financial statements.     9

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                           Value
          Health Care Supplies - 0.8%
   250    Charles River Laboratories International, Inc.*     $  7,672
                                                              --------
          Managed Health Care - 1.1%
   150    Anthem, Inc.*                                       $ 10,699
                                                              --------
          Total Health Care Equipment & Supplies              $181,911
                                                              --------
          Pharmaceuticals & Biotechnology - 9.1%
          Biotechnology - 6.1%
   250    Celgene Corp.*                                      $ 10,832
   150    Cephalon, Inc.*                                        6,888
 1,100    Cubist Pharmaceuticals, Inc.*                         11,869
   300    Human Genome Sciences, Inc.*                           4,098
   200    Invitrogen Corp.*                                     11,598
   200    MedImmune, Inc.*                                       6,602
   300    Sicor, Inc.*                                           5,784
                                                              --------
                                                              $ 57,671
                                                              --------
          Pharmaceuticals - 3.0%
   700    Sepracor, Inc.*                                     $ 19,278
   400    Shire Pharmaceuticals Group Plc (A.D.R.)*              8,844
                                                              --------
                                                              $ 28,122
                                                              --------
          Total Pharmaceuticals & Biotechnology               $ 85,793
                                                              --------
          Banks - 4.1%
          Diversified Banks - 1.8%
   100    Charter One Financial, Inc.                         $  3,060
   300    Doral Financial Corp.                                 14,100
                                                              --------
                                                              $ 17,160
                                                              --------
          Regional Banks - 0.6%
   150    North Fork Bancorporation, Inc.                     $  5,213
                                                              --------
          Thrifts & Mortgage Finance - 1.7%
   266    New York Community Bancorp, Inc.                    $  8,379
   400    Sovereign Bancorp, Inc.                                7,420
                                                              --------
                                                              $ 15,799
                                                              --------
          Total Banks                                         $ 38,172
                                                              --------


10    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                         Value
            Diversified Financials - 1.1%
            Asset Management & Custody Banks - 0.7%
   200      Investors Financial Services Corp.               $ 6,280
                                                             -------
            Multi-Sector Holding - 0.4%
   100      Leucadia National Corp.                          $ 3,785
                                                             -------
            Total Diversified Financials                     $10,065
                                                             -------
            Insurance - 2.8%
            Insurance Brokers - 0.6%
   200      Willis Group Holdings Ltd.                       $ 6,150
                                                             -------
            Life & Health Insurance - 1.0%
   150      Aetna, Inc.                                      $ 9,154
                                                             -------
            Property & Casualty Insurance - 1.2%
   100      Mercury General Corp.                            $ 4,478
   150      Philadelphia Consolidated Holding Corp.*           6,930
                                                             -------
                                                             $11,408
                                                             -------
            Total Insurance                                  $26,712
                                                             -------
            Software & Services - 13.1%
            Application Software - 7.1%
   379      Citrix Systems, Inc.*                            $ 8,368
   150      Intuit, Inc.*                                      7,236
   150      Kronos, Inc.*                                      7,937
   650      Macrovision Corp.*                                12,006
   350      Mercury Computer Systems, Inc.*                    7,466
   200      Synopsys, Inc.*                                    6,154
   400      Verint Systems, Inc.*                              8,560
   300      Veritas Software Corp.*                            9,420
                                                             -------
                                                             $67,147
                                                             -------
            Data Processing & Outsourced Services - 2.2%
   134      Affiliated Computer Services Inc.*               $ 6,524
   350      Ceridian Corp.*                                    6,517
   227      Certegy, Inc.*                                     7,289
                                                             -------
                                                             $20,330
                                                             -------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
          Home Entertainment Software - 3.2%
   100    Electronic Arts, Inc.*                           $  9,223
   600    Take-Two Interactive Software, Inc.*               20,502
                                                           --------
                                                           $ 29,725
                                                           --------
          Systems Software - 0.6%
   600    Borland Software Corp.*                          $  5,526
                                                           --------
          Total Software & Services                        $122,728
                                                           --------
          Technology Hardware & Development - 9.3%
          Network Equipment - 3.8%
 6,200    Chordiant Software, Inc.*                        $ 18,724
   300    NetScreen Technologies, Inc.*                       6,669
   500    Network Appliance Inc.*                            10,265
                                                           --------
                                                           $ 35,658
                                                           --------
          Computer Storage & Peripherals - 3.0%
   900    Lexar Media, Inc.*                               $ 15,336
   200    SanDisk Corp.*                                     12,748
                                                           --------
                                                           $ 28,084
                                                           --------
          Electronic Equipment & Instruments - 0.6%
   387    Flextronics International, Ltd.*                 $  5,488
                                                           --------
          Electronic Manufacturing Services - 1.9%
   400    Jabil Circuit, Inc.*                             $ 10,420
   250    Photon Dynamics, Inc.*                              7,288
                                                           --------
                                                           $ 17,708
                                                           --------
          Total Technology Hardware & Development          $ 86,938
                                                           --------
          Semiconductors - 11.8%
          Semiconductor Equipment - 4.4%
   800    Advanced Energy Industries, Inc.*                $ 15,096
   200    ATMI, Inc.*                                         5,054
   400    Brooks Automation, Inc.*                            8,360
   200    Cymer, Inc.*                                        8,240
   200    DuPont Photomasks, Inc.*                            4,542
                                                           --------
                                                           $ 41,292
                                                           --------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                  Value
          Semiconductors - 7.4%
   450    Intersil Holding Corp.*                    $ 10,710
   400    Maxim Integrated Products                    15,800
   300    Power Integrations, Inc.*                     9,972
   250    Qlogic Corp.*                                11,752
   700    Skyworks Solutions, Inc.*                     6,370
 1,500    Vitesse Semiconductor Corp.*                  9,600
   250    Zoran Corp.*                                  4,875
                                                     --------
                                                     $ 69,079
                                                     --------
          Total Semiconductors                       $110,371
                                                     --------
          TOTAL COMMON STOCKS - 96.8%
          (Cost $713,937) (a)(b)(c)                  $909,314
                                                     --------
          OTHER ASSETS AND LIABILITIES - 3.2%        $ 29,921
                                                     --------
          TOTAL NET ASSETS - 100%                    $939,235
                                                     --------

*   Non-income producing security.

(a)  At September 30, 2003, the net unrealized loss on investments based on cost for federal income tax purposes of $713,937 was as follows:
       Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                     $217,879
       Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                      (22,502)
                                                                       --------
       Net unrealized gain                                             $195,377
                                                                       --------

(b) At March 31, 2003, the Fund had a capital loss carryforward of $27,293 which will expire in 2011, if not utilized.

(c) The Fund has elected to defer $2,395 of capital losses recognized between November 1, 2002 and March 31, 2003 to its fiscal year ending March 31, 2004.

    Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2003 aggregated $145,726 and $143,586, respectively.


The accompanying notes are an integral part of these financial statements.    13

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $713,937)      $909,314
  Cash                                                       76,454
  Receivables -
   Dividends and interest                                       145
  Due from Pioneer Investment Management, Inc.                8,188
  Other                                                       3,032
                                                           --------
     Total assets                                          $997,133
                                                           --------
LIABILITIES:
  Payables -
   Investment securities purchased                         $ 11,548
  Due to affiliates                                           4,076
  Accrued expenses                                           42,274
                                                           --------
     Total liabilities                                     $ 57,898
                                                           --------
NET ASSETS:
  Paid-in capital                                          $744,919
  Accumulated net investment loss                            (5,180)
  Accumulated net realized gain on investments                4,119
  Net unrealized gain on investments                        195,377
                                                           --------
     Total net assets                                      $939,235
                                                           --------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $939,235/75,000 shares)                $  12.52
                                                           --------
MAXIMUM OFFERING PRICE:
  Class A ($12.52 [divided by] 94.25%)                     $  13.28
                                                           --------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months ended 9/30/03

INVESTMENT INCOME:
  Dividends (Net of foreign taxes withheld of $3)           $  970
  Interest                                                     207
  Income from securities loaned, net                             5
                                                            ------
     Total investment income                                           $  1,182
                                                                       ---------
EXPENSES:
  Management fees                                           $3,595
  Transfer agent fees                                          366
  Distribution fees                                          1,057
  Adminstrative fees                                        18,802
  Custodian fees                                             5,987
  Registration fees                                            183
  Professional fees                                         18,287
  Printing                                                   5,548
  Fees and expenses of nonaffiliated trustees                3,033
  Miscellaneous                                              3,654
                                                            ------
     Total expenses                                                    $ 60,512
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                    (54,150)
                                                                       ---------
     Net expenses                                                      $  6,362
                                                                       ---------
       Net investment loss                                             $ (5,180)
                                                                       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                     $ 33,807
  Change in net unrealized loss from investments                        217,309
                                                                       ---------
     Net gain on investments                                           $251,116
                                                                       ---------
     Net increase in net assets resulting from operations              $245,936
                                                                       ---------


The accompanying notes are an integral part of these financial statements.    15

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months ended 9/30/03 and the period from 8/22/02
(Commencement of Operations) to 3/31/03

                                                          Six Months
                                                            Ended       8/22/02
                                                           9/30/03        to
                                                         (unaudited)    3/31/03
FROM OPERATIONS:
Net investment loss                                       $ (5,180)    $ (5,081)
Net realized gain (loss) on investments                     33,807      (29,688)
Change in net unrealized gain (loss) on investments        217,309      (21,932)
                                                          --------     --------
   Net increase (decrease) in net assets resulting
     from operations                                      $245,936     $(56,701)
                                                          --------     --------
NET ASSETS:
Beginning of period                                        693,299      750,000
                                                          --------     --------
End of period (including accumulated net investment
  loss of $5,180 and $0, respectively)                    $939,235     $693,299
                                                          --------     --------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                    Ended          8/22/02
                                                                   9/30/03           to
                                                                 (unaudited)       3/31/03
CLASS A (a)
Net asset value, beginning of period                             $    9.24       $   10.00
                                                                 ---------       ---------
Increase (decrease) from investment operations:
  Net investment loss                                            $   (0.07)      $   (0.07)
  Net realized and unrealized gain (loss) on investments              3.35           (0.69)
                                                                 ---------       ---------
     Net increase (decrease) from investment operations          $    3.28       $   (0.76)
                                                                 ---------       ---------
Net increase (decrease) in net asset value                       $    3.28       $   (0.76)
                                                                 ---------       ---------
Net asset value, end of period                                   $   12.52       $    9.24
                                                                 ---------       ---------
Total return*                                                        35.50%          (7.60)%
Ratio of net expenses to average net assets                           1.50%**         1.50%**
Ratio of net investment loss to average net assets                   (1.22)%**       (1.21)%**
Portfolio turnover rate                                                 35%**           24%**
Net assets, end of period (in thousands)                         $     939       $     693
Ratios with no waiver of management fees and assumption of
  expenses by PIM:
   Net expenses                                                      14.27%**        22.26%**
   Net investment loss                                              (13.99)%**      (21.97)%**

(a) Class A shares were first publicly offered on August 22, 2002.

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

 ** Annualized.


The accompanying notes are an integral part of these financial statements.    17

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Emerging Growth Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 7, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at September 30, 2003 are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited) (continued)
--------------------------------------------------------------------------------

   There were no distributions paid during the period ended March 31, 2003.

   The following shows components of distributable earnings on a federal income tax basis at March 31, 2003. These amounts do not include the capital loss carryforward.

--------------------------------------------------------------------------------
                                                                     2003
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $      -
  Undistributed long-term gain                                            -
  Unrealized depreciation                                           (21,932)
                                                                   --------
  Total                                                            $(21,932)
--------------------------------------------------------------------------------

D. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the six months ended September 30, 2003.

E. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging and trading strategies and potentially result in a loss. As of September 30, 2003, the fund had no open futures contracts.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and unrealized gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the security lending arrangement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.50% of average daily net assets.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited) (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2003, $3,048 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $808 in transfer agent fees payable to PIMSS at September 30, 2003.

4. Distribution Plans
The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $220 in distribution fees payable to PFD at September 30, 2003.

5. Expense Offsets
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended September 30, 2003, the Fund's expenses were not reduced under such arrangements.

Pioneer Emerging Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                         Officers Trustees
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

* Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003. Daniel T. Geraci resigned as Trustee and Executive Vice President of the Fund on April 30, 2003.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

[LOGO] PIONEER
       INVESTMENTS(R)
Pioneer Investment Management, Inc.
60 State Street                                                    14297-00-1103
Boston, Massachusetts 02109              (C)2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 26, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 26, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 26, 2003

* Print the name and title of each signing officer under his or her signature.